Annual
Report


May 31, 1997
Franklin New York
Tax-Free Income Fund

CELEBRATING 50 YEARS


This year marks 50 years of business for Franklin Templeton. Over these years, the mutual fund industry has experienced profound changes in technology, regulations and customer expectations. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest around the globe. We thank you for your past support and look forward to serving your investment needs in the years ahead.



Charles B. Johnson
President
Franklin New York
Tax-Free Income Fund





CONTENTS

Shareholder Letter............................................        1
Q&A with the
Portfolio Manager.............................................        3
Performance Summary
 Class I......................................................        6
 Class II.....................................................        9
Glossary of
Investment Terms..............................................       12
Statement of
Investments...................................................       13
Financial Statements..........................................       22
Notes to
Financial Statements..........................................       24
Report of Independent
Accountants...................................................       29


SHAREHOLDER LETTER

Dear Shareholder:

It's a pleasure to bring you the Franklin New York Tax-Free Income Fund's annual report for the period ended May 31, 1997.

During the year under review, the U.S. economy continued its healthy expansion. Although inflation remained under control, a growing sense of nervousness from market participants and the Federal Reserve Board (the Fed) overshadowed the stock market's meteoric rise over this fiscal year. In a move termed a "pre-emptive strike" against potential inflationary pressures, the Fed raised the federal funds rate (the rate banks charge each other for overnight loans) from 5.25% to 5.50% in March. Since then, long-term interest rates have steadily declined.

Many investors expected the Fed to raise short-term rates in May. Recent data, however, showed the economy was not overheating and inflation remained under control. Interest rates will no doubt continue to fluctuate as the Fed looks for signs of increasing inflationary pressures and other indicators to determine if additional action is necessary. While further Fed action could lead to some volatility in the financial markets, we feel that -- over the long term -- municipal bonds will continue to offer an excellent investment alternative, especially for investors in a high federal income tax bracket.

The New York economy continues to improve: both the state of New York and New York City ended their most recent fiscal years with a budget surplus. Although much of the improvement is due to the continued record performance of Wall Street, other sectors of the economy have also demonstrated improvement. In New York City, for example, tourism has rebounded and, as a result, hotel occupancy is near record highs. Strong tourism may also lead to heightened retail sales activity, which increases tax revenues both at the state and local level. Though New York has lagged the U.S. economic recovery in recent years, we feel the outlook for the state is positive.

We continue to stress a long-term investment perspective. The financial markets always have been -- and probably always will be -- subject to daily fluctuation. No one can predict the future performance of the securities markets, but history has shown that, over the long term, stocks and bonds have delivered impressive results when income is left to compound. We encourage you to review your investment program periodically with your investment representative, and focus on your continuing long-term goals. If you have any questions concerning the Franklin New York Tax-Free Income Fund, we welcome the opportunity to answer them.

We appreciate your support, welcome new shareholders, and look forward to serving your investment needs in the years ahead.

Sincerely,




Charles B. Johnson
President

Franklin New York Tax-Free Income Fund



Q & A

JOHN PINKHAM
Portfolio Manager

Q&A WITH JOHN PINKHAM
PORTFOLIO MANAGER,
FRANKLIN NEW YORK TAX-FREE INCOME FUND

Your Fund's Objective: Seeks to provide high current income exempt from regular federal, New York state and New York City personal income taxes through a diversified portfolio consisting primarily of municipal securities.1


1. For investors subject to the federal alternative minimum tax, a small portion of these dividends may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discounts, if any, are generally taxable.

Q: How did the New York municipal market perform during the fund's fiscal year?

The New York municipal market has shown relatively strong performance during the past year. The overall state economy is improving, and the New York City economy is thriving primarily due to increased tourism and the record performance on Wall Street.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

In addition, the supply of bonds in the New York market increased as compared to last year, but this increased supply was more than offset by the escalated demand for municipal bonds. As a result, the New York market has generally outperformed the treasury market during the year under review. For example, on May 31, 1996, the benchmark long-term 30-year U.S. Treasury bond closed at a yield of 7.00%, while New York City General Obligation (NYC GO) bonds (30-year bonds maturing in 2024) traded at a price that produced a yield of 6.58% -- almost 95% of the long Treasury. On May 31, 1997, the fund's fiscal-year end, the 30-year Treasury closed virtually unchanged, yielding 6.98%. The NYC GO bond yielded 6.05% on the same date, or 87% of the 30-year Treasury yield.

Q: In what areas of the New York municipal market are you finding attractive investment opportunities?

As most of our shareholders are interested in income and safety, I feel our approach of purchasing bonds at par or a slight discount offers a steady course. In fact, most of the new issues priced this year have been insured, bringing yield spreads to the narrowest we have seen in some time. Currently, the spread between NYC GOs and New York insured issues is roughly 25 to 30 basis points. A year ago, the spread was 45 to 50 basis points, meaning that the quality yield curve has narrowed.

GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Q: In a year when many municipal managers were reducing the percentage of pre-refunded bonds in their portfolios, the amount held by your fund has increased (from 11.8% on May 31, 1996 to 14.1% on May 31, 1997). Is this an area that is starting to show promise again?

This increase was due to an increased number of bonds in the portfolio being advanced refunded by their issuers. We intend to follow our policy of liquidating these bonds approximately five years before they are called. This will lock in the premium and allow us to purchase a greater amount of bonds close to par value, which should help the fund's net asset value price and provide future income.

Q: While you don't try to predict market moves, what do you see as the future direction of the muni market, and particularly the New York market?

We expect -- or should I say hope -- that, as we get into the latter part of 1997 and early 1998, a substantial increase in the supply of new issuance will be coming to market. These new issues will be used to finance current refundings. Such an environment should produce some beneficial buying opportunities.


Thanks for sharing your thoughts, John.


Portfolio Breakdown
on 5/31/97

                                         % Total
                                        Long-Term
Sector                                 Investments

Hospitals                                 20.0%
Housing                                   15.4%
Pre-Refunded                              14.1%
Utilities                                 10.0%
Transportation                             9.3%
Education                                  9.0%
Health Care                                7.1%
Other Revenue                              5.9%
General Obligations                        4.7%
Sales Tax                                  3.3%
Certificates of Participation              0.9%
Industrial                                 0.3%



For a complete list of portfolio holdings, please see page 13 of this report.

PERFORMANCE SUMMARY


GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Class I

The Franklin New York Tax-Free Income Fund's Class I share price, as measured by net asset value, increased 20 cents from $11.46 on May 31, 1996, to $11.66 on May 31, 1997.

In addition to distributing 68.1 cents ($0.681) per share in dividend income during the reporting period, your fund also paid out long-term capital gains of
2.6 cents ($0.026) per share in December 1996. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the fund's portfolio.

At the end of the reporting period, your fund's distribution rate was 5.42%, based on an annualization of May's monthly dividend of 5.5 cents ($0.055) per share and the maximum offering price of $12.18 on May 31, 1997. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal, New York state and New York City personal income tax bracket would need to earn 10.00% from a taxable investment to match the fund's tax-free distribution rate. Likewise, an investor in the maximum combined federal and New York state personal income tax bracket would need to earn 9.63% from a taxable investment to match the fund's tax-free distribution rate.

As illustrated by the chart on page 8, your fund's performance outpaced that of inflation, as measured by the Consumer Price Index, over the reporting period -- maintaining your purchase power, a primary goal of any investment. Although the fund's shares have underperformed the Lehman Brothers Municipal Bond Index, unmanaged market indices have inherent performance differentials in comparison with any fund. They do not pay management fees to cover salaries of security analysts or portfolio managers, nor do they pay commissions to buy and sell bonds. Unlike unmanaged indices, mutual funds are never 100% invested since they need to keep cash on hand to redeem shares or pay for upcoming investments. The fund's performance figures also include the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as the fund's had been applied to this index, the index's performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest directly in an index.

Class I
Dividend Distributions
6/1/96 - 5/31/97*

                                                    Dividend
Month                                               per Share
June                                                5.8 cents
July                                                5.8 cents
August                                              5.8 cents
September                                           5.7 cents
October                                             5.7 cents
November                                            5.7 cents
December                                            5.7 cents
January                                             5.7 cents
February                                            5.7 cents
March                                               5.5 cents
April                                               5.5 cents
May                                                 5.5 cents
Total                                              68.1 cents

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions and total return calculations include all accrued income earned by the fund during the reporting period.

GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT

*Includes the initial sales charge, all fund expenses and account fees. It also assumes that dividends and capital gains were reinvested at net asset value. The Lehman Brothers Municipal Bond Index includes price appreciation or depreciation and distributions as a percentage of the original investment.

Class I

Periods ended 5/31/97

                                                                         Since
                                                                       Inception
                                       1-Year     5-Year    10-Year    (9/13/82)
Cumulative Total Return1                8.16%    39.86%    119.57%      259.90%
Average Annual Total Return2            3.55%     6.01%      7.71%        8.78%

Distribution Rate3                           5.42%
Taxable Equivalent Distribution Rate4       10.00%
30-Day Standardized Yield5                   5.00%
Taxable Equivalent Yield4                    9.22%


1. Cumulative total returns measure the change in value of an investment over the periods indicated and do not include the current initial sales charge.

2. Average annual total returns measure the change in value of an investment over the periods indicated and include the current, maximum 4.25% initial sales charge. See Note below.

3. Based on an annualization of May's 5.5 cent per share monthly dividend and the maximum offering price of $12.18 on May 31, 1997.

4. Taxable equivalent distribution rate and yield assume the 1997 maximum combined federal, New York state and New York City personal income tax bracket of 45.791%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended May 31, 1997.

Note: Prior to July 1, 1994, shares were offered at a lower initial sales charge with dividends reinvested at the offering price. Thus, actual total returns for purchasers of shares during that period would have been somewhat different than noted above. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance. All total return calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.



Class II

The Franklin New York Tax-Free Income Fund's Class II share price, as measured by net asset value, increased 20 cents from $11.45 on May 31, 1996, to $11.65 on May 31, 1997.

In addition to distributing 61.22 cents ($0.6122) per share in dividend income during the reporting period, your fund also paid out long-term capital gains of
2.6 cents ($0.026) per share in December 1996. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the fund's portfolio.

At the end of the reporting period, your fund's distribution rate was 5.01%, based on an annualization of May's monthly dividend of 4.91 cents ($0.0491) per share and the maximum offering price of $11.77 on May 31, 1997. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal, New York state and New York City personal income tax bracket would need to earn 9.24% from a taxable investment to match the fund's tax-free distribution rate. Likewise, an investor in the maximum combined federal and New York state personal income tax bracket would need to earn 8.90% from a taxable investment to match the fund's tax-free distribution rate.

GRAPHIC MATERIAL 6 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Class II
Dividend Distributions
6/1/96 - 5/31/97*

                                                    Dividend
Month                                               per Share
June                                                5.22 cents
July                                                5.24 cents
August                                              5.24 cents
September                                           5.14 cents
October                                             5.14 cents
November                                            5.14 cents
December                                            5.14 cents
January                                             5.11 cents
February                                            5.11 cents
March                                               4.91 cents
April                                               4.92 cents
May                                                 4.91 cents
Total                                              61.22 cents

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions and total return calculations include all accrued income earned by the fund during the reporting period.


As illustrated by the chart to the right, your fund's performance outpaced that of inflation, as measured by the Consumer Price Index, over the reporting period -- maintaining your purchase power, a primary goal of any investment. Although the fund's shares have underperformed the Lehman Brothers Municipal Bond Index, unmanaged market indices have inherent performance differentials in comparison with any fund. They do not pay management fees to cover salaries of security analysts or portfolio managers, nor do they pay commissions to buy and sell bonds. Unlike unmanaged indices, mutual funds are never 100% invested since they need to keep cash on hand to redeem shares or pay for upcoming investments. The fund's performance figures also include the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as the fund's had been applied to this index, the index's performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest directly in an index.

GRAPHIC MATERIAL 7 OMITTED - SEE APPENDIX AT END OF DOCUMENT

*Includes sales charges, all fund expenses and account fees. It also assumes that dividends and capital gains were reinvested at net asset value. The Lehman Brothers Municipal Bond Index includes price appreciation or depreciation and distributions as a percentage of the original investment.

Class II

Periods ended 5/31/97

                                                                    Since
                                                                  Inception
                                                        1-Year    (5/1/95)
Cumulative Total Return1                                7.52%       13.71%
Average Annual Total Return2                            5.41%        5.83%

Distribution Rate3                           5.01%
Taxable Equivalent Distribution Rate4        9.24%
30-Day Standardized Yield5                   4.60%
Taxable Equivalent Yield4                    8.49%


1. Cumulative total returns measure the change in value of an investment over the periods indicated and do not include sales charges.

2. Average annual total returns measure the change in value of an investment over the periods indicated and include the 1.0% initial sales charge and 1.0% Contingent Deferred Sales Charge (CDSC), applicable to shares redeemed within the first 18 months of investment. See Note below.

3. Based on an annualization of May's 4.91 cent per share monthly dividend and the maximum offering price of $11.77 on May 31, 1997.

4. Taxable equivalent distribution rate and yield assume the 1997 maximum combined federal, New York state and New York City personal income tax bracket of 45.791%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended May 31, 1997.

Note: All total return calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

GLOSSARY OF INVESTMENT TERMS

BASIS POINT: the smallest measure used in quoting yields on bonds; one basis point is 0.01% of yield. Call Protection: the length of time during which a bond cannot be redeemed by its issuer.

COUPON: a bond's interest rate that the issuer promises to pay until the bond matures.

CURRENT COUPON BOND: a bond whose yield is within half a percentage point of current market rates.

FULL-COUPON BOND: a bond with a coupon rate that is at or near current market interest rates.

HIGH-GRADE BOND/HIGH-QUALITY BOND: a bond rated AAA or AA by Standard & Poor's(R), or Aaa or Aa by Moody's Investors Service -- two national credit-rating agencies.

INVESTMENT GRADE BOND: a bond with a rating of AAA to BBB, usually within the top four rating categories assigned to bonds.

PREMIUM: amount by which a bond sells above its par (face) value. For instance, a bond with a $1,000 face value would sell for a $100 premium when it cost $1,100.

PRE-REFUNDED BOND: a bond that will be paid off at its first call date with proceeds of the sale of a second bond carrying a lower interest rate. When a bond is pre-refunded its premium rises, and then falls to par value as the refunding date approaches.

PAR VALUE: the face value or amount at which a security will be redeemed at maturity -- typically $1,000 for a bond.

YIELD CURVE: a graph that plots the yields of all bonds of the same quality with maturities ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term interest rates.

YIELD SPREAD: the relative yield differential between lower- and higher-quality issues. Normally, lower-quality issues provide higher yields to compensate investors for added credit risk.


FRANKLIN NEW YORK TAX-FREE INCOME FUND
Statement of Investments in Securities and Net Assets, May 31, 1997

   FACE                                                                                                        VALUE
  AMOUNT                                                                                                      (NOTE1)
                  Long Term Investments  98.4%
                  Bonds  96.7%
$ 5,250,000       Albany Housing Authority, Limited Obligation, Refunding, 6.25%, 10/01/12 .............    $ 5,431,073
  1,610,000       Albany Parking Authority Revenue, Refunding, Series A, 6.85%, 11/01/12................      1,699,371
  5,990,000       Auburn, IDA, MFR, Auburn Memorial Home, 6.50%, 02/01/34...............................      6,172,515
                  Babylon IDA, Resource Recovery Revenue, Ogden Martin System, Inc., Pre-Refunded,
  8,090,000       Series A, 8.50%, 01/01/19 ............................................................      8,689,793
  2,845,000       Series C, 8.50%, 01/01/19 ............................................................      3,055,928
 10,750,000       Babylon IDA, Waste Facilities Revenue, Community Waste Management,
                   Series A, Pre-Refunded, 7.875%, 07/01/06 ............................................     11,717,178
  1,000,000       Batavia Housing Authority Mortgage Revenue, Refunding, Washington Towers,
                   Series A, 6.50%, 01/01/23............................................................      1,024,570
 75,795,000       Battery Park City Authority Revenue, Refunding, Junior Lien, Series A, 5.80%, 11/01/22     74,798,296
  8,160,000       Bethany Retirement Home, Inc., Mortgage Loan Revenue, 7.50%, 02/01/34 ................      9,255,970
  1,440,000       Cattaraugus County COP, Olean Project Facility, Series A, Pre-Refunded, 8.50%, 08/01/09     1,538,640
  5,375,000       Clinton County COP, Correctional Facilities Project, 8.125%, 08/01/17.................      6,450,591
  6,400,000       Cortland County IDA, Civic Facilities Revenue, Cortland Memorial
                   Hospital, Inc. Project, 6.25%, 07/01/24 .............................................      6,391,296
  5,205,000       Franklin County COP, Court House Redevelopment Project, 8.125%, 08/01/06 .............      5,676,105
  4,790,000       Franklin County IDA, Lease Revenue, County Correctional Facilities Project, 6.75%, 11/01/12 5,025,285
  5,385,000       Guam Airport Authority Revenue, Series A, 6.50%, 10/01/23 ............................      5,569,490
                  Guam Power Authority Revenue, Series A,
  5,075,000       6.30%, 10/01/12 ......................................................................      5,181,677
  2,900,000       6.625%, 10/01/14 .....................................................................      3,040,331
 45,340,000       6.30%, 10/01/22 ......................................................................     45,971,133
 25,500,000       6.75%, 10/01/24 ......................................................................     26,736,495
  1,355,000       Hamilton Elderly Housing Corp. Mortgage Revenue,
                   Hamilton Apartments Project, 11.25%, 01/01/15 .......................................      1,418,455
  1,915,000       Ilion Elderly Housing Corp. Mortgage Revenue, Section 8,
                   Housing Assistance Revenue, 7.25%, 07/01/09 .........................................      1,915,613
  1,325,000       Lincoln Towers Housing Corp. Mortgage Revenue, Lincoln Towers Project, 11.25%, 01/01/15     1,389,011
 35,620,000       Metropolitan Transportation Authority,
                   Commuter Facilities Revenue, Series A, 6.50%, 07/01/24...............................     36,976,410
                  Metropolitan Transportation Authority, Service Contract Revenue,
  4,235,000       Commuter Facilities, Series 3, 6.00%, 07/01/19 .......................................      4,244,148
 31,605,000       Commuter Facilities, Series 5, 7.00%, 07/01/12 .......................................     34,059,760
 10,255,000       Commuter Facilities, Series 6, 6.00%, 07/01/21 .......................................     10,283,714
 24,160,000       Refunding, Commuter Facilities, Series N, 7.125%, 07/01/09 ...........................     26,423,550
 17,470,000       Refunding, Commuter Facilities, Series 5, 6.50%, 07/01/16 ............................     18,042,492
  2,740,000       Refunding, Commuter Facilities, Series 5, 6.00%, 07/01/18 ............................      2,749,617
 30,935,000       Refunding, Transit Facilities, Series 5, 7.00%, 07/01/12 .............................     33,337,721
 40,495,000       Refunding, Transit Facilities, Series 5, 6.50%, 07/01/16 .............................     41,822,021
  7,725,000       Refunding, Transit Facilities, Series 5, 6.00%, 07/01/18 .............................      7,752,115
 12,625,000       Refunding, Transit Facilities, Series N, 7.125%, 07/01/09 ............................     13,807,836
  2,000,000       Transit Facilities, Series 6, 7.00%, 07/01/09 ........................................      2,161,480
                  Metropolitan Transportation Authority, Transit Facilities Revenue, Series A, FSA Insured,
 16,940,000       6.10%, 07/01/21 ......................................................................     17,546,113
 18,725,000       6.10%, 07/01/26 ......................................................................     19,286,188
  1,285,000       Monroe County IDA Revenue, Civic Facilities, De Paul
                   Community Facilities, 6.50%, 02/01/24 ...............................................      1,369,720
                  New York City GO,
    165,000       Series 1986-D, 8.50%, 08/01/02........................................................        168,447
     60,000       Series 1986-D, 8.50%, 08/01/11........................................................         61,297
     45,000       Series 1986-D, 8.50%, 08/01/14........................................................         45,973
     10,000       Series 1986-D, 8.50%, 08/01/16........................................................         10,209
  2,115,000       Series 1987-A, Pre-Refunded, 8.75%, 11/01/14..........................................      2,188,517
  1,180,000       Series 1987-D, 8.50%, 08/01/08........................................................      1,211,364
  1,055,000       Series 1987-D, 8.50%, 08/01/09........................................................      1,083,042
  1,395,000       Series 1987-D, 8.50%, 08/01/10........................................................      1,432,079
  1,255,000       Series 1990-B, 7.00%, 06/01/15 .......................................................      1,317,913
  2,995,000       Series 1990-B, Pre-Refunded, 7.00%, 06/01/15 .........................................      3,305,701
    135,000       Series 1991-A, 7.75%, 08/15/13 .......................................................        149,934
  1,865,000       Series 1991-A, Pre-Refunded, 7.75%, 08/15/13 .........................................      2,122,874
  2,000,000       Series 1991-B, 7.75%, 02/01/10 .......................................................      2,231,120
  5,000,000       Series 1991-B, 7.75%, 02/01/11 .......................................................      5,577,800
    500,000       Series 1991-B, 7.75%, 02/01/12 .......................................................        557,780
$ 1,875,000       Series 1991-B, 7.75%, 02/01/13 .......................................................    $ 2,091,675
 10,950,000       Series 1991-B, 7.75%, 02/01/14 .......................................................     12,215,382
 22,610,000       Series 1991-B, 7.75%, 02/01/15 .......................................................     25,173,070
  1,485,000       Series 1991-B, 7.00%, 02/01/18 .......................................................      1,604,676
    110,000       Series 1991-D, 8.25%, 08/01/13 .......................................................        124,119
     65,000       Series 1991-D, 8.00%, 08/01/17........................................................         72,741
  4,710,000       Series 1991-D, Pre-Refunded, 8.25%, 08/01/13 .........................................      5,435,199
  3,615,000       Series 1991-D, Pre-Refunded, 8.00%, 08/01/17..........................................      4,137,657
 12,750,000       Series 1992, Rite 1, 7.00%, 10/01/11 .................................................     13,606,035
  1,500,000       Series 1992-B, 6.75%, 10/01/15 .......................................................      1,619,550
  4,500,000       Series 1992-C, Sub-Series C, Pre-Refunded, 7.00%, 08/01/16 ...........................      5,000,386
  4,000,000       Series 1992-H, 7.20%, 02/01/14 .......................................................      4,372,320
  4,600,000       Series 1992-H, 7.20%, 02/01/15 .......................................................      5,018,186
  2,500,000       Series 1992-H, 7.00%, 02/01/16 .......................................................      2,701,475
  4,225,000       Series 1992-H, 7.00%, 02/01/18 .......................................................      4,565,493
 10,000,000       Series 1994-B, Sub-series B-1, Pre-Refunded, 7.50%, 08/15/20 .........................     11,643,700
 15,970,000       Series 1995-C, 7.25%, 08/15/24 .......................................................     17,244,725
  6,775,000       Series 1995-C, Pre-Refunded, 7.25%, 08/15/24 .........................................      7,485,156
 11,240,000       Series 1995-F, 6.625%, 02/15/25 ......................................................     11,745,013
    800,000       Series A, 7.75%, 08/15/14 ............................................................        888,496
  2,675,000       Series A, 6.25%, 08/01/17 ............................................................      2,735,107
 10,600,000       Series A, Pre-Refunded, 7.75%, 08/15/01 ..............................................     12,043,826
 17,000,000       Series A-1, 6.625%, 08/01/25 .........................................................     17,791,860
    360,000       Series B, 7.00%, 06/01/13 ............................................................        388,699
  4,565,000       Series B, 7.00%, 06/01/14 ............................................................      4,920,340
  5,695,000     b Series B, 6.00%, 08/15/26 ............................................................      5,698,987
  3,640,000       Series B, Pre-Refunded, 7.00%, 06/01/13 ..............................................      4,017,614
  2,160,000       Series B, Pre-Refunded, 7.00%, 06/01/14 ..............................................      2,379,910
    325,000       Series B, Sub-series B-1, Pre-Refunded, 7.00%, 08/15/16 ..............................        368,661
  1,675,000       Series B, Sub-series B-1, 7.00%, 08/15/16 ............................................      1,827,559
  2,840,000       Series C, 7.20%, 08/15/14 ............................................................      3,061,378
  3,690,000       Series C, Pre-Refunded, 7.00%, 02/01/12 ..............................................      3,761,180
  1,160,000       Series C, Pre-Refunded, 7.20%, 08/15/14 ..............................................      1,274,747
    200,000       Series D, 7.50%, 02/01/18 ............................................................        220,632
    260,000       Series D, Pre-Refunded, 8.50%, 08/01/13 ..............................................        265,424
    320,000       Series D, Pre-Refunded, 8.50%, 08/01/15...............................................        326,918
  2,300,000       Series D, Pre-Refunded, 7.50%, 02/01/18...............................................      2,606,590
    265,000       Series F, 8.40%, 11/15/09 ............................................................        302,455
  7,500,000       Series F, Pre-Refunded, 8.40%, 11/15/08...............................................      8,749,179
  3,085,000       Series F, Pre-Refunded, 8.40%, 11/15/09...............................................      3,605,594
  6,255,000       Series H, 7.20%, 02/01/13 ............................................................      6,829,021
  3,225,000       Series H, 7.00%, 02/01/17 ............................................................      3,487,676
  3,745,000       Series H, Pre-Refunded, 7.20%, 02/01/13 ..............................................      4,180,843
  3,275,000       Series H, Pre-Refunded, 7.00%, 02/01/17...............................................      3,629,028
  9,500,000       Series I, 6.25%, 04/15/27 ............................................................      9,706,720
  9,000,000       Series K, 6.25%, 04/01/26 ............................................................      9,183,420
                  New York City HDC, MFMR, Series A,
 19,450,000       6.55%, 10/01/15.......................................................................     20,083,487
 10,000,000       6.55%, 04/01/18.......................................................................     10,294,300
 51,500,000       6.60%, 04/01/30.......................................................................     52,851,875
114,635,000       New York City Health & Hospital Authority, Local Government Revenue,
                   Refunding, Series A, 6.30%, 02/15/20 ................................................    114,897,514
                  New York City IDA, Civic Facilities Revenue,
  2,605,000       Federation Protestant Welfare, 6.95%, 11/01/11........................................      2,666,244
  4,000,000       New York Blood Center, Inc. Project, Pre-Refunded, 7.20%, 05/01/12....................      4,538,440
  7,000,000       New York Blood Center, Inc. Project, Pre-Refunded, 7.25%, 05/01/22....................      7,962,570
  2,500,000       St. Christopher Ottilie Project, 7.50%, 07/01/21......................................      2,745,250
  8,000,000       The Lighthouse, Inc. Project, 6.50%, 07/01/22.........................................      8,367,840
                  New York City Municipal Water Finance Authority, Water & Sewer System Revenue,
$ 1,400,000       Series 1991-A, 6.75%, 06/15/16 .......................................................    $ 1,471,120
 18,100,000       Series 1991-A, 6.75%, 06/15/17 .......................................................     18,999,389
 15,700,000       Series 1991-A, Pre-Refunded, 7.10%, 06/15/12 .........................................     17,302,028
 18,750,000       Series 1991-A, Pre-Refunded, 6.75%, 06/15/17..........................................     20,460,000
 38,250,000       Series 1992-B, 6.375%, 06/15/22 ......................................................     39,433,073
 17,785,000       Series 1994-A, 7.10%, 06/15/12 .......................................................     19,414,284
  2,215,000       Series 1994-A, Pre-Refunded, 7.10%, 06/15/12 .........................................      2,441,019
  2,875,000       Series 1994-A, Pre-Refunded, 7.00%, 06/15/15 .........................................      3,130,974
 39,015,000       Series A, 6.125%, 06/15/20 ...........................................................     39,908,444
  2,000,000       Series A, 6.25%, 06/15/21 ............................................................      2,019,020
 17,225,000       Series A, 6.00%, 06/15/25 ............................................................     17,418,437
 41,190,000       Series B, 6.25%, 06/15/20 ............................................................     42,520,437
 10,250,000       Series B, 5.875%, 06/15/26 ...........................................................     10,261,275
  7,000,000       Series B, 5.75%, 06/15/29 ............................................................      6,919,010
  4,000,000       Series B, Pre-Refunded, 6.50%, 06/15/20 ..............................................      4,373,360
  3,075,000       Series C, AMBAC Insured, 6.20%, 06/15/21 .............................................      3,214,544
                  New York Housing Corp. Revenue, Series A, Pre-Refunded,
 70,065,000       9.00%, 11/01/17.......................................................................     72,915,244
  4,000,000       MBIA Insured, 8.625%, 11/01/06 .......................................................      4,156,720
                  New York State COP,
  2,500,000       Commissioner's Office Mental Health, 8.25%, 09/01/07..................................      2,569,850
  1,750,000       Commissioner's Office Mental Health, 8.30%, 09/01/12 .................................      1,799,053
  6,575,000       Hanson Redevelopment Project, 8.25%, 11/01/01 ........................................      7,198,507
 18,045,000       Hanson Redevelopment Project, 8.375%, 05/01/08 .......................................     20,918,847
                  New York State Dormitory Authority Revenue,
  2,545,000       Bishop Henry N. Hucles Nursing Home, 6.00%, 07/01/24 .................................      2,586,025
 13,000,000       City University System, Third General, 6.00%, 07/01/20 ...............................     13,124,930
 28,555,000       City University System, Third General, 6.20%, 07/01/22 ...............................     29,242,604
 14,900,000       City University System Consolidated, Series C, 7.50%, 07/01/10 .......................     17,544,601
 13,010,000       City University System Consolidated, Series C, 6.00%, 07/01/16 .......................     13,081,555
  3,430,000       City University System Consolidated, Series D, 7.00%, 07/01/09 .......................      3,879,399
 40,000,000       City University System, Series F, Pre-Refunded, 7.875%, 07/01/17 .....................     44,617,600
  2,530,000       Department of Education, Pre-Refunded, 7.75%, 07/01/21 ...............................      2,872,056
 14,725,000       Department of Health, 6.20%, 07/01/17.................................................     15,031,133
  5,355,000       Department of Health, Rosewell Park Cancer Center, 6.625%, 07/01/15 ..................      5,679,781
  9,175,000       Department of Health, Rosewell Park Cancer Center, 6.625%, 07/01/24 ..................      9,652,926
  8,480,000       Department of Health, Veterans Home, 6.25%, 07/01/20 .................................      8,697,682
  3,190,000       Department of Health, Veterans Home, Pre-Refunded, 7.25%, 07/01/11 ...................      3,556,244
  9,775,000       Department of Health, Veterans Home, Pre-Refunded, 7.25%, 07/01/21 ...................     10,897,268
  2,115,000       Fashion Institute of Technology, 7.50%, 07/01/20 .....................................      2,287,584
  2,355,000       Genessee Valley, Series A, 6.90%, 02/01/32 ...........................................      2,488,175
  2,400,000       Heritage House Nursing Center, 7.00%, 08/01/31 .......................................      2,602,920
 14,355,000       Long Island Jewish Medical Center, Series A, 7.75%, 08/15/27 .........................     14,949,584
 12,995,000       Long Island University, 6.25%, 09/01/23 ..............................................     13,363,148
  1,390,000       Mental Health Services Facilities, Series A, 5.75%, 08/15/22 .........................      1,360,893
  5,000,000       Mental Health Services Facilities, Series A, 5.75%, 02/15/27 .........................      4,847,350
  5,375,000       New York Medical College, Asset Guaranty, 6.875%, 07/01/21 ...........................      5,774,739
  2,000,000       Nursing Home, Wesley Garden, 6.125%, 08/01/35 ........................................      2,042,760
  3,000,000       Nyack Hospital, 6.25%, 07/01/13 ......................................................      3,069,600
  5,835,000       Our Lady of Mercy, Mortgage Revenue, FHA Insured, 6.30%, 08/01/32 ....................      6,017,110
 17,320,000       Refunding, City University, 6.00%, 07/01/26 ..........................................     17,416,299
  2,000,000       Refunding, City University, Series C, 8.20%, 07/01/14 ................................      2,111,560
  2,885,000       Refunding, City University, Series U, 6.375%, 07/01/08 ...............................      3,046,704
  5,405,000       Refunding, City University, Series U, 6.70%, 07/01/09.................................      5,805,456
 10,215,000       Refunding, City University Systems - Consolidated, Second General,
                   Series A, 6.00%, 07/01/17............................................................     10,337,580
 23,185,000       Refunding, City University Systems - Consolidated,
                   Third General, Series A, 6.00%, 07/01/16.............................................     23,533,702
$19,390,000       Refunding, Manhattan College, 6.50%, 07/01/19 ........................................   $ 20,316,066
  1,800,000       Refunding, Mental Health Services Facilities, 6.00%, 08/15/21 ........................      1,811,826
  2,165,000       Refunding, Mental Health Services Facilities, Series B, 5.75%, 08/15/12...............      2,164,784
 34,265,000       Refunding, Nursing Home, St. John's Health Care Corp., 6.25%, 02/01/36................     35,009,921
 17,670,000       Refunding, State University Educational Facilities, Series A, 6.25%, 05/15/19 ........     18,201,867
  5,200,000       St. Lukes Home Residential Health, 6.375%, 08/01/35...................................      5,398,276
  2,565,000       State University Athletic Facilities, 7.25%, 07/01/12 ................................      2,773,714
  4,750,000       State University Athletic Facilities, 7.25%, 07/01/21 ................................      5,171,088
 27,730,000       State University Educational Facilities, Series B, 6.25%, 05/15/14 ...................     28,688,072
  7,025,000       State University Educational Facilities, Series B, 7.375%, 05/15/14 ..................      7,608,216
  7,995,000       State University Educational Facilities, Series B, 7.00%, 05/15/16 ...................      8,543,297
 60,795,000       State University Educational Facilities, Series B, 6.25%, 05/15/20 ...................     62,467,470
  7,890,000       State University Educational Facilities, Series B, 5.75%, 05/15/24 ...................      7,730,938
  2,690,000       State University Educational Facilities, Series C, 6.125%, 05/15/20 ..................      2,708,184
  3,945,000       The Highlands Living, 6.60%, 02/01/34 ................................................      4,174,994
 12,910,000       Upstate Community Colleges, Series A, 6.20%, 07/01/15 ................................     13,249,533
  7,000,000       Upstate Community Colleges, Series A, 6.00%, 07/01/22 ................................      7,053,410
 42,310,000       Upstate Community Colleges, Series A, 6.25%, 07/01/25 ................................     43,323,325
 11,845,000       Upstate Community Colleges, Series A, 6.125%, 07/01/27 ...............................     12,010,830
  3,250,000       Upstate Community Colleges, Series A, Pre-Refunded, 7.60%, 07/01/20 ..................      3,594,825
  1,000,000       Upstate Community Colleges, Series B, Pre-Refunded, 7.20%, 07/01/21 ..................      1,114,950
  6,800,000       W.K. Nursing Home Corp, 6.05%, 02/01/26 ..............................................      6,948,784
 11,820,000       New York State Energy Research & Development Authority,
                   Facilities Revenue, Refunding, Cons Edison Co.,
                   Series A, 6.10%, 08/15/20 ...........................................................     12,123,892
                  New York State Energy Research & Development Authority, PCR,
  3,300,000       Long Island Projects, 7.80%, 12/01/09 ................................................      3,345,408
  5,000,000       Long Island Projects, Series A, 7.50%, 12/01/06 ......................................      5,061,600
 38,145,000       Niagara Mohawk Power Corp. Project, Series 1, 8.875%, 11/01/25 .......................     38,484,491
                  New York State Environmental Facilities Corp., Special Obligation,
  3,000,000       PCR, New York City Municipal Water Finance Authority Project, Series E, 6.875%, 06/15/14    3,309,120
  4,000,000       Riverbank State Park, Pre-Refunded, 7.25%, 04/01/07 ..................................      4,521,600
  4,300,000       Riverbank State Park, Pre-Refunded, 7.25%, 04/01/12 ..................................      4,860,720
 28,525,000       Riverbank State Park, Pre-Refunded, 7.375%, 04/01/22 .................................     32,397,269
                  New York State HFA, Service Contract Obligation Revenue,
  5,000,000       Refunding, Series C, 6.30%, 09/15/12 .................................................      5,146,200
 19,310,000       Refunding, Series C, 6.00%, 09/15/21 .................................................     19,395,350
 14,000,000       Series 1990-A, Pre-Refunded, 7.80%, 09/15/20 .........................................     15,666,840
 10,000,000       Series 1991-A, Pre-Refunded, 7.80%, 09/15/20 .........................................     11,310,900
  2,375,000       Series 1992-A, 7.25%, 09/15/12 .......................................................      2,602,929
 30,320,000       Series 1992-C, 6.30%, 03/15/22 .......................................................     30,990,072
 99,760,000       Series 1993-C, 6.125%, 03/15/20 ......................................................    101,071,844
 28,330,000       Series 1994-A, 6.50%, 03/15/24 .......................................................     29,425,521
  5,000,000       Series A, 6.375%, 09/15/15 ...........................................................      5,200,100
  3,000,000       Series A, 5.50%, 09/15/22 ............................................................      2,843,070
 11,270,000       Series A, 6.50%, 03/15/25 ............................................................     11,749,088
 16,725,000       Series A, 6.00%, 03/15/26 ............................................................     16,804,778
                  New York State HFA Revenue,
  5,285,000       Children's Rescue Fund Housing, Series A, 7.625%, 05/01/18 ...........................      5,549,831
  2,005,000       FHA Insured, Adult Care, Series A, 7.85%, 02/15/30 ...................................      2,139,536
  4,245,000       MF Housing, Second Mortgage, Series A, 7.00%, 08/15/23 ...............................      4,487,262
  2,500,000       MF Housing, Second Mortgage, Series D, 6.25%, 08/15/23 ...............................      2,553,375
  5,500,000       MF Housing, Second Mortgage, Series C, 6.60%, 08/15/27 ...............................      5,731,770
  7,095,000       MF Housing, Second Mortgage, Series E, 6.75%, 08/15/25 ...............................      7,380,432
 34,515,000       MF Mortgage, AMBAC Insured, Series 1984-B, 6.35%, 08/15/23 ...........................     35,453,463
  2,760,000       MF Mortgage, AMBAC Insured, Series B, 6.25%, 08/15/14 ................................      2,845,284
 12,575,000       MF Mortgage, Series 1985-B, FHA Insured, 8.50%, 05/15/28 .............................     12,684,277
$ 8,630,000       MF Mortgage, Series 1991-A, FHA Insured, 7.10%, 08/15/35 .............................    $ 9,137,617
  4,885,000       MF Mortgage, Series 1992-A, FHA Insured, 7.00%, 08/15/22 .............................      5,137,408
  6,870,000       MF Mortgage, Series 1992-C, FHA Insured, 6.50%, 08/15/24 .............................      7,136,625
 11,200,000       Refunding, Health Facilities of New York City, Series A, 6.00%, 05/01/07 .............     11,408,544
  2,400,000       Refunding, Health Facilities of New York City, Series A, 6.00%, 11/01/08..............      2,428,560
 80,410,000       Refunding, Health Facilities of New York City, Series A, Pre-Refunded, 8.00%, 11/01/08     90,778,870
 16,240,000       Refunding, Health Facilities of New York City, Series A, 8.00%, 11/01/08 .............     17,995,706
 26,150,000       Refunding, Housing Project Mortgage, Series A, 6.10%, 11/01/15 .......................     26,543,558
 31,300,000       Refunding, Housing Project Mortgage, Series A, 6.125%, 11/01/20 ......................     31,707,526
  1,000,000       Refunding, MF Mortgage, Series 1992-C, FHA Insured, 6.45%, 08/15/14 ..................      1,038,880
                  New York State Local Government Assistance Corp.,
 10,120,000       Series 1991-B, 6.50%, 04/01/20 .......................................................     10,656,967
 39,935,000       Series 1991-C, 6.50%, 04/01/15 .......................................................     41,542,783
  8,750,000       Series 1992-A, Pre-Refunded, 6.875%, 04/01/19 ........................................      9,750,388
 38,535,000       Series 1992-B, 6.25%, 04/01/21 .......................................................     39,671,783
 42,260,000       Series 1992-C, 6.25%, 04/01/18 .......................................................     43,506,670
 12,200,000       Series A, 6.00%, 04/01/24 ............................................................     12,361,284
                  New York State Medical Care Facilities Finance Agency,
 43,465,000       Albany Medical Center, Alice Hyde Project, Mortgage Revenue,
                   Series A, FHA Insured, 8.00%, 02/15/28 ..............................................     46,091,155
  3,500,000       Buffalo General Hospital, Mortgage Revenue, Series C,
                   FHA Insured, Pre-Refunded, 7.70%, 02/15/22 ..........................................      3,715,075
 22,150,000       Catholic Medical Center of Brooklyn & Queens, Inc., Mortgage Revenue,
                   Series A, FHA Insured, Pre-Refunded, 8.30%, 02/15/22.................................     23,254,178
  5,500,000       Hospital & Nursing Home, Methodist Medical Center, Series A, FHA Insured, 6.70%, 08/15/23   5,813,720
  6,415,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.125%, 02/15/15 ...      6,591,220
  8,330,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.20%, 02/15/21 ....      8,605,806
  9,000,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.30%, 08/15/23 ....      9,213,570
 12,235,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.25%, 02/15/27 ....     12,647,809
 26,910,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.20%, 02/15/28 ....     27,656,753
 28,750,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 7.45%, 08/15/31 ....     31,382,063
  7,940,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.375%, 08/15/33 ...      8,091,098
 11,565,000       Hospital & Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%, 02/15/34 ....     12,030,491
 12,130,000       Hospital & Nursing Home, Mortgage Revenue, Series B, FHA Insured, 8.875%, 08/15/27....     12,665,540
 24,000,000       Hospital & Nursing Home, Mortgage Revenue, Series B, FHA Insured, 6.95%, 02/15/32 ....     25,638,240
 33,220,000       Hospital & Nursing Home, Mortgage Revenue, Series B, FHA Insured,
                   Pre-Refunded, 8.00%, 02/15/28 .......................................................     35,214,861
  8,000,000       Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.50%, 08/15/21 ....      8,499,360
  2,610,000       Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 9.00%, 02/15/26 ....      2,634,795
 86,865,000       Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.375%, 08/15/29 ...     90,070,319
 15,000,000       Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.65%, 08/15/32 ....     15,739,800
 21,540,000       Hospital & Nursing Home, Mortgage Revenue, Series C, FHA Insured,
                   Pre-Refunded, 6.20%, 08/15/23 .......................................................     22,217,218
 13,375,000       Hospital & Nursing Home, Mortgage Revenue, Series D, FHA Insured, 6.60%, 02/15/31 ....     14,030,241
 55,500,000       Hospital & Nursing Home, Mortgage Revenue, Series D, FHA Insured, 6.45%, 02/15/32 ....     57,325,395
  3,200,000       Hospital Mortgage, Series A, AMBAC Insured, 6.80%, 08/15/24 ..........................      3,538,336
  5,125,000       Hospital Mortgage, Series A, AMBAC Insured, 6.50%, 08/15/29 ..........................      5,553,860
 31,210,000       Hospital Mortgage, Series A, AMBAC Insured, 6.90%, 08/15/34 ..........................     34,704,584
  4,000,000       Huntington Hospital Mortgage, Refunding, Project A, 6.50%, 11/01/14 ..................      4,121,600
  2,670,000       Medina Memorial Hospital Project, Series A, 7.30%, 05/01/11 ..........................      2,882,452
 64,110,000       Mental Health Services Facilities, Series A, 8.875%, 08/15/07 ........................     65,981,157
  3,405,000       Mental Health Services Facilities, Series A, 7.70%, 02/15/18 .........................      3,545,831
  4,000,000       Mental Health Services Facilities, Series A, Pre-Refunded, 7.70%, 02/15/18 ...........      4,183,040
  3,800,000       Mortgage Revenue Project, Series A, 6.50%, 02/15/35 ..................................      3,994,750
 23,775,000       Mortgage Revenue Project, Series B, 6.60%, 08/15/34 ..................................     24,957,806
 10,200,000       Mortgage Revenue Project, Series C, 6.375%, 08/15/29 .................................     10,621,566
  6,250,000       Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 02/15/35 .....................      6,434,875
 13,200,000       Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 02/15/35 ....................     13,704,504
 16,400,000       Mortgage Revenue Project, Series F, FHA Insured, 6.30%, 08/15/25 .....................     17,138,328
 21,050,000       Mortgage Revenue Project, Series F, FHA Insured, 6.375%, 08/15/34 ....................     21,870,950

$ 9,060,000       Mortgage Revenue, Series B, FHA Insured, 6.15%, 02/15/25 .............................    $ 9,271,460
  2,200,000       Mortgage Revenue, Series B, FHA Insured, 6.15%, 02/15/35 .............................      2,243,186
  5,380,000       North General Hospital, Series 1989-A, 7.35%, 08/15/09................................      5,650,775
  9,145,000       Refunding, Beth Israel Medical Center Project, Series A, 7.20%, 11/01/14..............      9,276,505
  1,185,000       Refunding, Good Samaritan Hospital Project Revenue, Series A, Pre-Refunded, 8.00%, 11/01/13 1,228,217
  5,050,000       Refunding, Hospital & Nursing Home, Mortgage Revenue, Series A,
                   FHA Insured, 6.20%, 02/15/23 ........................................................      5,186,047
  2,635,000       Refunding, Hospital & Nursing Home, Mortgage Revenue, Series B, 6.25%, 02/15/25 ......      2,735,288
  4,745,000       Refunding, Hospital & Nursing Home, Mortgage Revenue, Series B,
                   FHA Insured, 6.25%, 02/15/35 ........................................................      4,870,363
 30,000,000       Refunding, Hospital & Nursing Home, Series B, 6.125%, 08/15/24 .......................     30,748,500
 10,730,000       Refunding, Hospital Mortgage, Series A, FHA Insured, 7.25%, 02/15/12 .................     11,005,761
  6,400,000       Refunding, Nyack Hospital Project Revenue, Series A, Pre-Refunded, 8.30%, 11/01/13 ...      6,877,312
  9,900,000       Refunding, Vassar Brothers Hospital Project Revenue, Series A, 8.25%, 11/01/13 .......     10,207,692
  1,665,000       Saranac Lake General Hospital Project Revenue, Series A, 7.875%, 11/01/10 ............      1,821,393
  1,410,000       Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 ..............      1,460,816
 61,770,000       Secured Hospital Revenue, Bronx, Lebanon and
                     The Jamaica Hospital, Series A, 7.10%, 02/15/27....................................     63,106,085
 72,180,000       Secured Hospital Revenue, North General Hospital, Series A, 7.40%, 02/15/19 ..........     75,459,137
 22,150,000       Secured Hospital Revenue, Series A, 7.35%, 08/15/11 ..................................     23,792,866
 55,225,000       Secured Hospital Revenue, Series A, 7.40%, 08/15/21 ..................................     58,699,205
 16,770,000       Secured Hospital Revenue, Series A, 6.25%, 02/15/24 ..................................     16,767,988
 19,700,000       Security Mortgage Program Revenue, Adult Day Care, 6.375%, 11/15/20 ..................     20,593,001
  6,025,000       The Hospital for Special Surgery Revenue, Series A, 6.375%, 08/15/24 .................      6,303,536
 36,650,000       The Hospital for Special Surgery Revenue, Series A, 6.45%, 08/15/34 ..................     38,087,047
                  New York State Mortgage Agency, HMR,
  9,670,000       8th Series C, 8.40%, 10/01/17 ........................................................      9,907,205
  1,730,000       8th Series D, 8.375%, 10/01/17 .......................................................      1,780,810
  4,885,000       8th Series E, 8.10%, 10/01/17 ........................................................      5,044,740
  3,975,000       10th Series A, 8.10%, 04/01/14 .......................................................      4,109,196
 17,250,000       29th Series B, 6.45%, 04/01/15 .......................................................     17,722,995
  6,225,000       37th Series A, 6.375%, 10/01/14 ......................................................      6,535,254
  9,000,000       37th Series A, 6.45%, 10/01/17 .......................................................      9,431,010
  9,945,000       Series 51, 6.40%, 10/01/17............................................................     10,431,112
  6,560,000       Series BB-2, 7.95%, 10/01/15 .........................................................      6,721,835
  2,835,000       Series FF, 7.95%, 10/01/14 ...........................................................      2,908,597
  2,305,000       Series OO, 8.05%, 10/01/11 ...........................................................      2,393,443
 14,650,000       Series RR, 7.75%, 10/01/17 ...........................................................     15,388,653
                  New York State Mortgage Agency Revenue,
 13,685,000       8th Series A, 6.875%, 04/01/17 .......................................................     13,838,956
  5,000,000       Homeowners Mortgage, Series 27, 6.90%, 04/01/15 ......................................      5,386,800
  9,880,000       Homeowners Mortgage, Series 41-A, 6.50%, 10/01/17 ....................................     10,275,002
  3,800,000       Homeowners Mortgage, Series 43, MBIA Insured, 6.45%, 10/01/17 ........................      3,911,340
 23,730,000       Homeowners Mortgage, Series 45, 7.20%, 10/01/17 ......................................     25,365,709
 26,780,000       Homeowners Mortgage, Series 47, 6.375%, 10/01/17 .....................................     27,729,351
 10,000,000       Homeowners Mortgage, Series 57, 6.25%, 10/01/15 ......................................     10,232,000
  7,330,000       Homeowners Mortgage, Series 57, 6.30%, 10/01/17 ......................................      7,499,616
  8,590,000       Homeowners Mortgage, Series 57, 6.375%, 10/01/27 .....................................      8,791,521
  4,040,000       Homeowners Mortgage, Series 61, 5.90%, 04/01/27 ......................................      4,000,408
                  New York State Tollway Authority, Service Contract Revenue, Local Highway & Bridge,
 12,630,000       6.20%, 04/01/10 ......................................................................     12,956,233
 18,430,000       6.00%, 01/01/11 ......................................................................     18,528,785
 21,865,000       6.375%, 04/01/12 .....................................................................     22,433,271
 23,970,000       6.25%, 04/01/14 ......................................................................     24,496,621
  1,300,000       Pre-Refunded, 7.25%, 01/01/10 ........................................................      1,435,317
                  New York State Urban Development Corp. Revenue,
  4,500,000       Cornell Center Project, 6.00%, 01/01/14 ..............................................      4,551,525
 81,350,000       Correctional Capital Facilities, Series 5, 6.25%, 01/01/20 ...........................     83,705,083
 28,325,000       Refunding, Onondaga County Convention Project, 6.25%, 01/01/20 .......................     29,207,324
$ 1,500,000       Syracruse University Center, Pre-Refunded, 7.875%, 01/01/17 ..........................    $ 1,563,015
  8,500,000       Youth Facilities, 6.00%, 04/01/15 ....................................................      8,618,745
                  Niagara Falls GO, Public Improvement, Pre-Refunded,
  1,000,000       Series A, 8.15%, 12/01/04.............................................................      1,050,430
  1,000,000       Series A, 8.15%, 12/01/05.............................................................      1,050,430
  1,000,000       Series A, 8.15%, 12/01/06.............................................................      1,050,430
  1,000,000       Series A, 8.15%, 12/01/07.............................................................      1,050,430
  1,000,000       Series A, 8.15%, 12/01/08 ............................................................      1,050,430
  1,000,000       Series A, 8.15%, 12/01/09 ............................................................      1,050,430
  1,000,000       Series A, 8.15%, 12/01/10 ............................................................      1,050,430
  1,000,000       Series A, 8.15%, 12/01/11 ............................................................      1,050,430
 11,305,000       North County Development Authority, Solid Waste Systems Revenue,
                   Pre-Refunded, 6.75%, 07/01/12........................................................     11,962,687
  2,155,000       Oneida Health Care Corp., Mortgage Revenue,
                   Oneida Health Care, Series A, 7.20%, 08/01/31........................................      2,269,301
                  Oneida-Herkimer, Solid Waste Management Authority, Solid Waste Systems Revenue,
  1,390,000       6.20%, 04/01/00 ......................................................................      1,420,830
  1,035,000       6.30%, 04/01/01 ......................................................................      1,063,463
  1,930,000       6.40%, 04/01/02 ......................................................................      1,991,007
  2,075,000       6.50%, 04/01/03 ......................................................................      2,157,129
  1,115,000       6.65%, 04/01/05 ......................................................................      1,170,248
 20,755,000       6.75%, 04/01/14 ......................................................................     21,451,745
                  Port Authority of New York and New Jersey Revenue,
  1,675,000       Consolidated 67th Series, 6.875%, 01/01/25 ...........................................      1,770,894
  4,400,000       Consolidated 74th Series, 6.75%, 08/01/26 ............................................      4,670,292
 17,000,000       Port Authority of New York and New Jersey, Delta Air Lines
                   Special Project, Series 1, 6.95%, 06/01/08 ..........................................     18,330,250
 14,645,000       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue,
                   Series A, Pre-Refunded, 7.875%, 07/01/17.............................................     15,527,508
  4,000,000       Puerto Rico Commonwealth Highway and Transportation Authority,
                   Highway Revenue, Series Y, 5.00%, 07/01/36 ..........................................      3,591,800
  8,000,000       Puerto Rico Commonwealth Infrastructure Financing Authority,
                   Special Tax Revenue, Series A, 7.90%, 07/01/07.......................................      8,433,520
  8,100,000       Puerto Rico Commonwealth Urban Renewal and Housing Corp.,
                   Refunding, 7.875%, 10/01/04..........................................................      8,771,085
                  Puerto Rico Electric Power Authority Revenue,
  7,740,000       Series 1992-R, 6.25%, 07/01/17 .......................................................      8,048,439
 15,565,000       Series 1994-T, 6.375%, 07/01/24 ......................................................     16,538,279
  5,575,000       Series T, 6.00%, 07/01/16 ............................................................      5,672,172
                  Puerto Rico Industrial, Medical & Environmental Facilities, PCFA,
  1,000,000       Baxter Travenol Labs, Series A, 8.00%, 09/01/12 ......................................      1,070,210
 21,015,000       Special Facilities, American Airlines Corp., Series A, 6.45%, 12/01/25 ...............     22,026,452
                  Puerto Rico Municipal Finance Agency, Series A,
 14,760,000       Pre-Refunding, 8.25%, 07/01/08 .......................................................     15,699,031
 11,000,000       6.50%, 07/01/19 ......................................................................     11,715,990
                  Rensselaer Municipal Leasing Corp., Leasehold Mortgage Revenue,
                   Rensselaer County Nursing Home,
 10,000,000       Series A, 6.90%, 06/01/24 ............................................................     10,323,900
  3,345,000       Series B, 6.90%, 06/01/24 ............................................................      3,453,345
  4,230,000       Schenectady Municipal Housing Authority Revenue, Annie Schaffer
                   Senior Center, Inc. Project, 6.45%, 05/01/24 ........................................      4,509,730
                  Suffolk County IDA, Civic Facilities Revenue, Dowling College,
  1,870,000       6.70%, 12/01/20 ......................................................................      1,887,877
  2,000,000       6.625%, 06/01/24 .....................................................................      2,000,640
  4,635,000       Pre-Refunding, 8.25%, 12/01/20 .......................................................      5,273,379
  1,300,000       Sunnybrook Elderly Housing Corp. Mortgage Revenue,
                   Sunnybrook Apartments Project, 11.25%, 12/01/14 .....................................      1,353,430
  2,000,000       Syracuse IDA, Civic Facility Revenue, St. Joseph's Hospital
                   Health Center Project, Pre-Refunded, 7.50%, 06/01/18 ................................      2,244,220
  8,620,000       Ulster County Resource Recovery Agency, Solid Waste Systems Revenue, 6.00%, 03/01/14 .      8,414,672
                  United Nations Development Corp. Revenue, Refunding, Sub-Lien,
 37,120,000       Series A, 6.00%, 07/01/26 ............................................................     37,211,686
 15,370,000       Series B, 6.25%, 07/01/26 ............................................................     15,651,425
  3,100,000       Virgin Islands Water and Power Authority Electric System, Series A, 7.40%, 07/01/11 ..      3,309,157
 39,150,000       Warren and Washington Counties IDA Revenue, Refunding, Adirondack
                   Resource Recovery Project, Series A, 7.90%, 12/15/07.................................     40,155,372

                  Yonkers GO, Series A,
$   500,000       9.20%, 02/01/01 ......................................................................      $ 564,370
  1,090,000       9.20%, 02/01/03 ......................................................................      1,273,883
  1,095,000       9.20%, 02/01/04 ......................................................................      1,302,065
  1,095,000       9.20%, 02/01/05 ......................................................................      1,329,253
                                                                                                          -------------
                        Total Bonds (Cost $4,383,843,968)...............................................  4,619,029,031
                                                                                                          -------------
                  Zero Coupon/Step-Up Bonds  1.7%
  1,120,000       Erie County Water Authority, Water Revenue, Refunding,
                   Fourth Resolution, AMBAC Insured, (original accretion
                   rate 7.30%), 12/01/17................................................................        257,701
                  Metropolitan Transportation Authority, Refunding,
  7,500,000       Commuter Facilities Revenue, Series 7, (original accretion rate 5.80%), 07/01/10 .....      3,592,200
  7,590,000       Commuter Facilities Revenue, Series 7, (original accretion rate 5.80%), 07/01/11 .....      3,412,844
  2,065,000       Commuter Facilities Revenue, Series 7, (original accretion rate 5.85%), 07/01/13 .....        792,155
 13,125,000       Transit Facilities Revenue, Series 7, (original accretion rate 5.75%), 07/01/09.......      6,729,056
  9,000,000       Transit Facilities Revenue, Series 7, (original accretion rate 5.80%), 07/01/10.......      4,310,640
 21,200,000       Transit Facilities Revenue, Series 7, (original accretion rate 5.80%), 07/01/11.......      9,532,580
 15,380,000       Transit Facilities Revenue, Series 7, (original accretion rate 5.85%), 07/01/12.......      6,486,207
  7,935,000       Transit Facilities Revenue, Series 7, (original accretion rate 5.85%), 07/01/13.......      3,043,945
                  New York City GO,
  8,875,000       Citysavers, Series B, (original accretion rate 8.25%), 08/01/09 ......................      4,412,916
  1,030,000       Citysavers, Series B, (original accretion rate 8.66%), 06/01/12 ......................        423,938
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/12 ......................        411,567
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/13 ......................        396,468
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/13 ......................        384,808
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/14 ......................        370,429
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/14 ......................        359,439
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/15 ......................        348,789
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/15 ......................        338,448
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/16 ......................        328,416
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/16 ......................        318,682
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/17 ......................        306,250
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/17 ......................        297,093
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/18 ......................        287,638
  1,005,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/18 ......................        272,255
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/19 ......................        270,674
  1,030,000       Citysavers, Series B, (original accretion rate 8.50%), 12/01/19 ......................        262,578
 10,000,000       Citysavers, Series B, (original accretion rate 8.50%), 06/01/20 ......................      2,473,000
  2,500,000       M-Raes, Series 29, zero coupon to 03/15/00,
                   (original accretion rate 8.50%), 8.00% thereafter, 03/15/12 .........................      2,234,250
  3,875,000       M-Raes, Series 30, zero coupon to 03/15/00,
                   (original accretion rate 8.50%), 8.00% thereafter, 03/15/13 .........................      3,467,776
 17,400,000       M-Raes, Series 36, zero coupon to 10/01/02,
                   (original accretion rate 7.00%), 7.00% thereafter, 10/01/14 .........................     12,792,480
  2,690,000       Series A-2, (original accretion rate 5.95%), 08/01/10 ................................      1,249,989
 21,170,000       Orangetown New York Housing Authority Facilities Revenue,
                   Refunding, Orangetown Senior Housing Center Project, MBIA Insured,
                   (original accretion rate 6.60%), 04/01/30 ...........................................      3,040,435
 21,625,000       Triborough Bridge and Tunnel Authority, Convention Center Project,
                   Series E, (original accretion rate 7.50%), 01/01/12 .................................      9,358,202
                                                                                                          -------------
                        Total Zero Coupon/Step-Up Bonds, (Cost $74,890,255) ............................     82,563,848
                                                                                                          -------------
                        Total Long Term Investments (Cost $4,458,734,223) ..............................  4,701,592,879
                                                                                                          -------------
                  aShort Term Investments  .2%
                  New York City Municipal Water Finance Authority, Water and Sewer
                   System Revenue, Daily VRDN and Put,
  5,700,000       Series C, 3.50%, 06/15/22 ............................................................      5,700,000
  2,180,000       Series G, 3.45%, 06/15/24 ............................................................      2,180,000
                  Total Short Term Investments (Cost $7,880,000) .......................................      7,880,000
                                                                                                          -------------
                            Total Investments (Cost $4,466,614,223)  98.6% .............................  4,709,472,879
                            Other Assets and Liabilities, Net  1.4% ....................................     69,467,474
                                                                                                          -------------
                            Net Assets  100.0% ......................................................... $4,778,940,353
                                                                                                          =============
                  At May 31, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes
                   of $4,467,840,674 was as follows:
                    Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost .................................  $ 241,945,652
                    Aggregate gross unrealized depreciation for all investments
                   in which there was an excess of tax cost over value .................................       (313,447)
                                                                                                           -------------
                    Net unrealized appreciation ........................................................  $ 241,632,205
                                                                                                           =============

PORTFOLIO ABBREVIATIONS:
AMBAC  - American Municipal Bond Assurance Corp.
COP    - Certificate of Participation
FHA    - Federal Housing Authority/Agency
FSA    - Financial Security Assistance
GO     - General Obligation
HDC    - Housing Development Corp.
HFA    - Housing Finance Authority/Agency
HMR    - Home Mortgage Revenue
IDA    - Industrial Development Authority/Agency
MBIA   - Municipal Bond Investors Assurance Corp.
MF     - Multi-Family
MFMR   - Multi-Family Mortgage Revenue
PCFA   - Pollution Control Financing Authority
PCR    - Pollution Control Revenue

aVariable rate demand notes (VRDN's) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest rate or U.S. Treasury bills rate).
bSee Note 1(e) regarding securities purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Statements

Statement of Assets and Liabilities
May 31, 1997

Assets:
 Investments in securities, at value
 (identified cost $4,466,614,223)               $4,709,472,879
Cash                                                   117,240
Receivables:
 Interest                                           83,263,474
 Capital shares sold                                 2,541,298
                                                --------------
      Total assets                               4,795,394,891
                                                --------------
Liabilities:
 Payables:
  Investment securities purchased
 on a when issued basis (Note 1)                     5,727,196
  Capital shares repurchased                         2,338,783
  Management fees                                    1,813,263
  Distribution fees                                    692,627
  Shareholder servicing costs                          135,000
  Other payables to shareholders                     5,639,646
 Accrued expenses and other liabilities                108,023
                                                --------------
      Total liabilities                             16,454,538
                                                --------------
Net assets, at value                            $4,778,940,353
                                                ==============
Net assets consist of:
 Undistributed net investment income               $ 2,033,498
 Unrealized appreciation on investments            242,858,656
 Accumulated net
 realized loss from investments                     (4,126,335)
 Class I capital shares                          4,464,183,925
 Class II capital shares                            73,990,609
                                                --------------
Net assets, at value                            $4,778,940,353
                                                ==============

Class l Shares:
 Net assets, at value                           $4,704,745,243
                                                ==============
  Shares outstanding                               403,622,191
                                                ==============
  Net asset value per share*                            $11.66
                                                ==============
 Maximum offering price per share
 (100/95.75 of net asset value per share)               $12.18
                                                ==============
Class II Shares:
 Net assets, at value                             $ 74,195,110
                                                ==============
 Shares outstanding                                  6,368,559
                                                ==============
 Net asset value per share*                             $11.65
                                                ==============
 Maximum offering price per share
 (100/99 of net asset value per share)                  $11.77
                                                ==============


*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
for the year ended May 31, 1997



Investment income:
 Interest                                                      $309,833,868
 Expenses:
  Management fees (Note 5)                         $21,846,977
  Distribution fees-Class l (Note 5)                 3,503,593
  Distribution fees-Class ll (Note 5)                  365,724
  Shareholder servicing costs (Note 5)               1,399,581
  Reports to shareholders                            1,306,611
  Custodian fees                                        43,051
  Professional fees                                    120,360
  Trustees' fees and expenses                           61,587
  Registration and filing fees                          18,972
  Other                                                122,098
                                                --------------
      Total expenses                                             28,788,554
                                                             --------------
       Net investment income                                    281,045,314
                                                             --------------
Realized and unrealized gain (loss)
 on investments:
  Net realized loss                                              (2,607,119)
  Net unrealized appreciation                                    95,305,025
                                                             --------------
Net realized and unrealized
 gain (loss) on investments                                      92,697,906
                                                             --------------
Net increase in net assets resulting
 from operations                                               $373,743,220
                                                             ==============

The accompanying notes are an integral part of these financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Statements (continued)

Statements of Changes in Net Assets
for the years ended May 31, 1997 and 1996


                                                                                               1997             1996
                                                                                        -------------------------------
Increase (decrease) in net assets:
 Operations:
 Net investment income                                                                  $ 281,045,314    $ 286,566,316
 Net realized gain (loss) from security transactions                                       (2,607,119)      16,081,912
 Net unrealized appreciation (depreciation) on investments                                 95,305,025     (129,808,598)
                                                                                        -------------------------------
      Net increase in net assets resulting from operations                                373,743,220      172,839,630
Distributions to shareholders:
 From undistributed net investment income (Note 8):
  Class l                                                                                (278,715,300)    (289,772,039)
  Class ll                                                                                 (2,919,445)      (1,035,919)
From realized gain/loss
  Class l                                                                                 (10,650,658)               --
  Class ll                                                                                   (126,948)               --
Net increase (decrease) in net assets from capital
 share transactions (Note 3)                                                              (50,920,304)     139,529,436
                                                                                        -------------------------------
      Net increase in net assets                                                           30,410,565       21,561,108
Net assets:
 Beginning of year                                                                     $4,748,529,788   $4,726,968,680
                                                                                        ===============================
 End of year (including undistributed net investment income
 of $2,033,498 - 1997  and $2,622,929 - 1996)                                          $4,778,940,353   $4,748,529,788
                                                                                        ===============================

The accompanying notes are an integral part of these financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Notes to Financial Statements


1. SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (the Fund) is an open-end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. On April 28, 1997, the Board of Trustees and shareholders of the New York Tax-Free Income Fund approved an Agreement and Plan of Reorganization whereby the Fund would become a Delaware business trust. In connection with these changes, the Fund's name was also changed to Franklin New York Tax-Free Income Fund. The Fund seeks to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital.

The Fund offers two classes of shares, Class I and Class II. Class I shares are sold with a higher front-end sales charge than Class II shares. Each class of shares may be subject to a contingent deferred sales charge and has the same rights, except with respect to the effect of the respective sales charges, the distribution fees borne by each class, voting rights on matters affecting a single class and the exchange privilege of each class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuations:

Tax-free bonds generally trade in the over-the-counter market rather than on a national securities exchange. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of a security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees (the Board). Securities for which market quotations are not available are valued in accordance with procedures established by the Board.

b. Income Taxes:

The Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to its shareholders which will be sufficient to relieve it from income and excise taxes.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Original issue discount and premium are amortized as required by the Internal Revenue Code.

Realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Net realized capital gains and losses differ for financial statement and tax purposes primarily due to differing treatment of wash sale transactions.

e. Securities Purchased on a When-Issued Basis or Delayed Delivery Basis:

The Fund may trade securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These securities are identified on the accompanying Statement of Investments in Securities and Net Assets. The Fund has set aside sufficient investment securities as collateral for these purchase commitments.

f. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. DISTRIBUTIONS AND CAPITAL LOSS CARRYOVERS

At May 31, 1997, for tax purposes, the Fund had a capital loss carryover of $2,873,500 expiring in 2005.

For tax purposes, the aggregate cost of securities is higher (and unrealized appreciation is lower) than for financial statement purposes at May 31, 1997 by $1,226,451.


3.  CAPITAL STOCK

At May 31, 1997, there were 2,500,000,000 Class I shares and 2,500,000,000 Class II of $0.01 par value capital stock authorized. Transactions in the Fund's shares were as follows:


                                                                                      Year Ended May 31,
                                                                ------------------------------------------------------
                                                                           1997                         1996
                                                                ------------------------------------------------------
                                                                    Shares       Amount          Shares        Amount
                                                                ------------------------------------------------------
Class I Shares:
 Shares sold                                                     32,064,194 $370,632,540      40,645,245 $ 474,291,793
 Shares issued in reinvestment of distributions                  11,481,161  132,524,371      11,218,379   130,789,081
 Shares redeemed                                                (50,892,502)(588,259,939)    (43,189,318) (503,461,711)
                                                                ------------------------------------------------------
Net increase (decrease)                                          (7,347,147)($85,103,028)      8,674,306 $ 101,619,163
                                                                ======================================================

                                                                                      Year Ended May 31,
                                                                ------------------------------------------------------
                                                                           1997                         1996
                                                                ------------------------------------------------------
                                                                    Shares       Amount          Shares        Amount
                                                                ------------------------------------------------------
Class II Shares:
 Shares sold                                                      3,577,561 $ 41,341,369       3,404,484 $  39,730,816
 Shares issued in reinvestment of distributions .                   159,659    1,843,398          51,428       599,454
 Shares redeemed                                                   (778,579)  (9,002,043)       (209,017)   (2,419,997)
                                                                ------------------------------------------------------
Net increase                                                      2,958,641 $ 34,182,724       3,246,895 $  37,910,273
                                                                ======================================================

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding purchases and sales of short-term securities) for the year ended May 31, 1997, aggregated $530,978,172 and $587,148,005, respectively.

5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

a. Management Agreement:

Under the terms of a management agreement, Franklin Investment Advisory Services, Inc. (Investment Advisory), provides investment advice, administrative services, office space and facilities to the Fund, and receives fees computed monthly based on the net assets of the Fund on the last day of the month as follows:

Annualized Fee Rate      Month End Net Assets
-------------------------------------------------------------------------------
     0.625%              First $100 million
     0.50%               Over $100 million up to and including $250 million
     0.45%               Over $250 million up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Investment Advisory, Franklin Templeton Services, Inc. (FT Services) provides administrative services and facilities for the Fund. This fee is paid by Investment Advisory and computed monthly based on the average daily net assets. It is not a separate expense of the fund.

b.  Shareholder Services Agreement:

Under the terms of a shareholder services agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund pays costs on a per shareholder account basis. Shareholder servicing costs incurred by the Fund for the year ended May 31, 1997, aggregated $1,399,581, of which $1,329,236 was paid to Investor Services.

c. Distribution Plans and Underwriting Agreement:

Under the terms of distribution plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the Plans), the Fund reimburses Franklin/Templeton Distributors, Inc. (Distributors), in an amount up to a maximum of 0.10% per annum for Class I and 0.65% per annum for Class II, of the average daily net assets of each class for costs incurred in the promotion, offering and marketing of the Fund's shares. The Plans do not permit nor require payments of excess costs after termination. Fees incurred by the Fund under the Plans aggregated $3,869,317 for the year ended May 31, 1997.

In its capacity as underwriter for the shares of the Fund, Distributors receives commissions on sales of the Fund's capital stock. Commissions are deducted from the gross proceeds received from the sale of the capital stock of the Fund, and as such are not expenses of the Fund. Distributors may also make payments, out of its own resources, to the dealers for certain sales of the Fund's shares. Commissions received by Distributors and the amounts paid to other dealers and any applicable contingent deferred sales charge (CDSC) for the year ended May 31, 1997, amounted to:

                                         Class l    Class ll
------------------------------------------------------------
Total commissions received
 including CDSC .....................  $9,063,742   $465,398
Paid to other dealers ...............  $8,701,972   $808,063
CDSC ................................      $--      $ 51,601

d. Other Affiliated Parties and Transactions:

During the year ended May 31, 1997, legal fees of $44,846 were incurred to a law firm in which Brian E. Lorenz, Secretary of the Fund, is a partner.

Certain officers and trustees of the Fund are also officers and/or directors of Distributors, Investment Advisory, FT Services and Investor Services, all wholly-owned subsidiaries of Franklin Resources, Inc.

6. SUBSEQUENT EVENTS

On May 13, 1997 and June 17, 1997, the Board declared distributions per share as follows:

                                                     From
                                                 Undistributed
                                Record   PaymentNet Investment
                                 Date     Date      Income
--------------------------------------------------------------
Class I                        5/30/97 6/13/97      .055
Class II                       5/30/97 6/13/97      .0492
Class I                        6/30/97 7/15/97      .055
Class II                       6/30/97 7/15/97      .0495


7.  CREDIT RISK

Although the Fund has a diversified portfolio, substantially all of its investments are in the securities of issuers in New York, Guam, and Puerto Rico. Such concentration may subject the Fund more significantly to economic changes occurring within that state and territories.


8. FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period are as follows:

                                                                                    Year Ended May 31,
                                                              ----------------------------------------------------------
                                                                  1997        1996        1995       1994        1993
                                                              ----------------------------------------------------------
Class I Shares:
Per Share Operating Performance
Net asset value at beginning of period                            $11.46     $11.75      $11.72      $12.07     $11.45
                                                              ----------------------------------------------------------
 Net investment income                                              0.68       0.70        0.73        0.75       0.77
 Net realized and unrealized gain (loss) on securities              0.227     (0.279)      0.056      (0.338)     0.630
                                                              ----------------------------------------------------------
Total from investment operations                                    0.907      0.421       0.786       0.412      1.400
                                                              ----------------------------------------------------------
Less distributions:
 From net investment income                                        (0.681)    (0.711)     (0.756)     (0.762)    (0.780)
 From capital gains                                                (0.026)       --          --          --         --
                                                              ----------------------------------------------------------
Total distributions                                                (0.707)    (0.711)     (0.756)     (0.762)    (0.780)
                                                              ----------------------------------------------------------
Net asset value at end of period                                  $11.66     $11.46      $11.75      $11.72     $12.07
                                                              ==========================================================
Total Return*                                                       8.16%      3.65%       7.10%       3.18%     12.35%
Ratios/Supplemental Data
 Net assets at end of period (in 000's)                       $4,704,745  $4,709,483  $4,725,056 $4,609,999  $4,339,249
 Ratio of expenses to average net assets                            0.59%      0.58%       0.57%       0.52%      0.52%
 Ratio of net investment income to average net assets               5.87%      5.99%       6.39%       6.19%      6.56%
 Portfolio turnover rate                                           11.18%     28.34%      40.56%      25.67%     12.28%

8. FINANCIAL HIGHLIGHTS (cont.)

                                                                         Year Ended May 31,
                                                                ---------------------------------
                                                                  1997        1996       19951,2
                                                                ---------------------------------
Class II Shares:
Per Share Operating Performance
Net asset value at beginning of period                            $11.45     $11.73      $11.50+
                                                                ---------------------------------
 Net investment income                                              0.63       0.65        0.05
 Net realized and unrealized gain (loss) on securities              0.208     (0.286)      0.243
                                                                ---------------------------------
Total from investment operations                                    0.838      0.364       0.293
                                                                ---------------------------------
Less distributions:
 From net investment income                                        (0.612)    (0.644)     (0.063)
 From capital gains                                                (0.026)       --          --
                                                                ---------------------------------
Total distributions                                                (0.638)    (0.644)     (0.063)
                                                                ---------------------------------
Net asset value at end of period                                  $11.65     $11.45      $11.73
                                                                =================================
Total Return*                                                       7.52%      3.14%       2.56%
Ratios/Supplemental Data
 Net assets at end of period (in 000's)                          $74,195     $39,047      $1,913
 Ratio of expenses to average net assets                            1.17%      1.16%       1.09%**
 Ratio of net investment income to average net assets               5.30%      5.43%       5.32%**
 Portfolio turnover rate                                           11.18%     28.34%      40.56%

*Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front-end sales charge or the contingent deferred sales charges, and assumes reinvestment of dividends and capital gains at net asset value. Prior to May 1, 1994, dividends were reinvested at the maximum offering price, and capital gains at net asset value. Effective May 1, 1994, with the implementation of the Rule 12b-1 distribution plan for Class I shares, the sales charge on reinvested dividends was eliminated.

**Annualized

+The Fund paid a dividend to shareholders of record on the beginning of business, May 1, 1995 in the amount of $0.063 per share. The net asset value per share at beginning of period includes this dividend.

1Per share amounts have been calculated using the daily average shares outstanding during the period.

2For the period May 1, 1995 (effective date) to May 31, 1995.


The Fund hereby designates 100% of the distributions paid from net investment income for the taxable year ended May 31, 1997, as exempt-interest dividends per
Section 852(b)(5) of the Internal Revenue Code.


FRANKLIN NEW YORK TAX-FREE INCOME FUND
Report of Independent Accountants

To the Shareholders and Board of Trustees of

Franklin New York Tax-Free Income Fund:

We have audited the accompanying statement of assets and liabilities of the Franklin New York Tax-Free Income Fund (the Fund), including the Fund's statement of investments in securities and net assets, as of May 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

San Francisco, California

July 8, 1997



















Franklin New York Tax-Free Income Fund Annual Report May 31, 1997.

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304 (a)OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This line graph illustrates the volatility of the funds' Class I net asset value share price in comparison to the volatility of the Merrill Lynch (New
York) Municipal Index from 6/3/96 to 5/31/97.

Period Ending           Fund              Index

6/3/96                100.00             100
6/30/96               100.96             100.76
7/31/96               101.31             101.12
8/31/96               100.79             100.55
9/30/96               101.75             101.39
10/31/96              102.19             101.73
11/30/96              103.16             102.71
12/31/96              102.19             102.00
1/31/97               101.93             101.23
2/28/97               102.28             101.84
3/31/97               100.88              99.74
4/30/97               101.14             100.55
5/31/97               102.19             102.00

GRAPHIC MATERIAL (2)

This chart shows in pie format the asset allocation of the fund's securities on May 31, 1997, based on total long-term investments.


AAA                                 26.3%
AA                                  16.0%
A                                   11.3%
BBB                                 44.5%
Below Investment Grade               1.9%

GRAPHIC MATERIAL (3)

This chart shows in bar format the percentage of insured vs. non-insured New York municipal bonds issued: 32% vs 68% (1995); 33% vs 67% (1996); 46% vs 54% (1997 -- as of 3/31/97).

GRAPHIC MATERIAL (4)

This bar chart shows the comparison between the fund's Class I distribution rate of 5.42%, the taxable equivalent distribution rate (New York State residents)of 9.63%, and the taxable equivalent distribution rate (New York City residents) of 10.00%.

GRAPHIC MATERIAL (5)

The following line graph hypothetically compares the performance of the Franklin New York Tax-Free Income Fund Class I Shares to that of the Lehman Brothers Municipal Bond Index and the Consumer Price Index (CPI), based on a $10,000 investment from 6/1/87 to 5/31/97.

Period Ending   NY Tax-Free    LBMuni        CPI

6/1/87             9,572      10,000         10,000
6/30/87            9,745      10,294         10,035
7/31/87            9,847      10,399         10,061
8/31/87            9,925      10,422         10,114
9/30/87            9,360      10,037         10,167
10/31/87           9,397      10,072         10,193
11/30/87           9,698      10,335         10,203
12/31/87           9,868      10,485         10,203
1/31/88           10,278      10,858         10,229
2/29/88           10,441      10,974         10,256
3/31/88           10,209      10,846         10,300
4/30/88           10,257      10,929         10,353
5/31/88           10,306      10,897         10,389
6/30/88           10,503      11,056         10,433
7/31/88           10,543      11,128         10,477
8/31/88           10,612      11,138         10,521
9/30/88           10,833      11,340         10,592
10/31/88          11,066      11,539         10,627
11/30/88          10,960      11,433         10,635
12/31/88          11,089      11,550         10,653
1/31/89           11,260      11,789         10,706
2/28/89           11,183      11,654         10,750
3/31/89           11,179      11,626         10,813
4/30/89           11,437      11,902         10,883
5/31/89           11,676      12,149         10,945
6/30/89           11,821      12,315         10,971
7/31/89           11,933      12,482         10,998
8/31/89           11,886      12,360         11,015
9/30/89           11,828      12,323         11,050
10/31/89          11,888      12,473         11,103
11/30/89          12,048      12,691         11,130
12/31/89          12,154      12,795         11,148
1/31/90           12,072      12,735         11,263
2/28/90           12,234      12,849         11,316
3/31/90           12,196      12,852         11,378
4/30/90           12,135      12,760         11,396
5/31/90           12,324      13,038         11,422
6/30/90           12,468      13,153         11,484
7/31/90           12,670      13,348         11,528
8/31/90           12,526      13,154         11,634
9/30/90           12,487      13,162         11,731
10/31/90          12,540      13,400         11,802
11/30/90          12,759      13,669         11,828
12/31/90          12,731      13,730         11,828
1/31/91           12,917      13,914         11,899
2/28/91           13,033      14,035         11,917
3/31/91           13,125      14,040         11,934
4/30/91           13,292      14,228         11,952
5/31/91           13,373      14,355         11,988
6/30/91           13,444      14,341         12,023
7/31/91           13,650      14,516         12,041
8/31/91           13,845      14,707         12,076
9/30/91           14,104      14,898         12,129
10/31/91          14,214      15,032         12,147
11/30/91          14,299      15,075         12,182
12/31/91          14,461      15,399         12,191
1/31/92           14,457      15,434         12,209
2/29/92           14,475      15,439         12,253
3/31/92           14,597      15,445         12,316
4/30/92           14,797      15,582         12,333
5/31/92           15,027      15,766         12,350
6/30/92           15,298      16,031         12,395
7/31/92           15,795      16,512         12,421
8/31/92           15,641      16,350         12,456
9/30/92           15,715      16,456         12,490
10/31/92          15,479      16,295         12,534
11/30/92          15,851      16,587         12,552
12/31/92          16,063      16,756         12,543
1/31/93           16,275      16,950         12,604
2/28/93           16,696      17,564         12,648
3/31/93           16,633      17,378         12,693
4/30/93           16,724      17,553         12,728
5/31/93           16,927      17,652         12,746
6/30/93           17,202      17,946         12,764
7/31/93           17,209      17,970         12,764
8/31/93           17,529      18,344         12,800
9/30/93           17,720      18,553         12,827
10/31/93          17,753      18,588         12,879
11/30/93          17,613      18,424         12,888
12/31/93          17,981      18,813         12,888
1/31/94           18,146      19,028         12,923
2/28/94           17,827      18,535         12,967
3/31/94           17,316      17,780         13,011
4/30/94           17,351      17,932         13,029
5/31/94           17,505      18,088         13,038
6/30/94           17,464      17,977         13,083
7/31/94           17,695      18,306         13,118
8/31/94           17,790      18,370         13,170
9/30/94           17,581      18,100         13,206
10/31/94          17,325      17,778         13,215
11/30/94          16,930      17,456         13,232
12/31/94          17,337      17,840         13,232
1/31/95           17,700      18,351         13,285
2/28/95           18,082      18,885         13,338
3/31/95           18,212      19,102         13,382
4/30/95           18,249      19,125         13,427
5/31/95           18,748      19,735         13,454
6/30/95           18,593      19,563         13,480
7/31/95           18,694      19,749         13,480
8/31/95           18,894      20,000         13,515
9/30/95           18,988      20,126         13,542
10/31/95          19,263      20,418         13,587
11/30/95          19,539      20,756         13,578
12/31/95          19,701      20,956         13,568
1/31/96           19,781      21,115         13,648
2/29/96           19,611      20,971         13,692
3/31/96           19,456      20,703         13,763
4/30/96           19,419      20,645         13,817
5/31/96           19,432      20,637         13,843
6/30/96           19,633      20,862         13,851
7/31/96           19,801      21,052         13,878
8/31/96           19,797      21,047         13,904
9/30/96           20,086      21,342         13,948
10/31/96          20,272      21,583         13,993
11/30/96          20,564      21,978         14,020
12/31/96          20,516      21,886         14,020
1/31/97           20,564      21,927         14,065
2/28/97           20,737      22,129         14,108
3/31/97           20,549      21,835         14,143
4/30/97           20,702      22,018         14,162
5/31/97           21,017      22,348         14,153

Total Return         110.17%     123.48%         41.53%

GRAPHIC MATERIAL (6)

This bar chart shows the comparison between the fund's Class II distribution rate of 5.01%, the taxable equivalent distribution rate (New York State residents)of 8.90%, and the taxable equivalent distribution rate (New York City residents) of 9.24%.

GRAPHIC MATERIAL (7)

The following line graph hypothetically compares the performance of the Franklin New York Tax-Free Income Fund Class II Shares to that of the Lehman Brothers Municipal Bond Index and the Consumer Price Index (CPI), based on a $10,000 investment from 5/1/95 to 5/31/97.

Period Ending           NY Tax-Free LBMuni      CPI

5/1/95        9,896        $10,000       $10,000
5/30/95      10,147         10,319        10,020
6/30/95      10,066         10,229        10,040
7/31/95      10,125         10,326        10,040
8/31/95      10,219         10,458        10,066
9/30/95      10,273         10,523        10,086
10/31/95     10,408         10,676        10,120
11/30/95     10,561         10,853        10,112
12/31/95     10,634         10,957        10,105
1/31/96      10,672         11,041        10,165
2/29/96      10,583         10,966        10,198
3/31/96      10,485         10,825        10,251
4/30/96      10,460         10,795        10,291
5/31/96      10,466         10,791        10,310
6/30/96      10,578         10,908        10,316
7/31/96      10,654         11,008        10,336
8/31/96      10,647         11,005        10,356
9/30/96      10,797         11,159        10,389
10/31/96     10,892         11,286        10,422
11/30/96     11,043         11,492        10,442
12/31/96     11,013         11,444        10,442
1/31/97      11,033         11,466        10,475
2/28/97      11,120         11,571        10,508
3/31/97      11,013         11,417        10,534
4/30/97      11,099         11,513        10,548
5/31/97      11,253         11,686        10,541

                 12.53%         16.86%         5.41%